Custody of Digital Assets (Details) - USD ($)	Mar. 31, 2025	Dec. 31, 2024
Custody of Digital Assets [Line Items]
Fair value of customer digital assets	$ 130,323,297	$ 102,138,351
Unrecorded liability	17,200,000	13,900,000
Contingent liability
Qualified Custodians [Member]
Custody of Digital Assets [Line Items]
Fair value of customer digital assets	$ 17,200,000	$ 13,900,000